SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Nov. 25, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Cash equivalents		$ 0		$ 0	$ 0
Uninsured cash balance		$ 45,000		$ 0	75,000
Useful life		20 years		20 years
Accumulated costs description				the accumulated costs were analyzed and categorized according to the specific generation of product to which they applied. It was determined that $630,657 was accumulated for the original mock-up unit in 2020, and the first 21 “Gen 1” units, and $196,403 was accumulated for “Gen 2.0/2.1”. These projects were fully complete in 2023 and are considered obsolete. The form and functionality of these early units have been superseded by the Company’s current “Gen 3” production Arrive Point units. As a result of this analysis, the Company decided to write-off the accumulated cost of the prototype, Gen 1 and Gen 2 units as of December 31, 2023. Total impairment losses recognized on CIP amounted to $827,060 in 2023.
Impairment of intangible assets					997,863
Impairment losses					$ 1,824,923
Dividend yield		0.00%		0.00%
Warrants outstanding				910,189	652,857
Weighted average exercise price				$ 2.52	$ 2.38
Options outstanding		613,201		614,704	569,331
Share price		$ 13.00		$ 12.71
Weighted average exercise price		$ 0.80		$ 0.80	$ 0.80
Offering costs		$ 59,468	$ 84,027	$ 229,994	$ 126,512
Accumulated offering costs		637,102	431,667	577,634	347,640
Deferred offering costs		7,355,767		427,898
Research and development		91,263	88,401	395,386	214,493
Marketing expense		1,256	$ 7,558	$ 189,076	$ 207,234
Reserve stock split	1-for-4
Reverse Split [Member]
Property, Plant and Equipment [Line Items]
Share price				$ 12.00	$ 11.08
Minimum [Member]
Property, Plant and Equipment [Line Items]
Share price				10.30	10.30
Maximum [Member]
Property, Plant and Equipment [Line Items]
Share price				$ 11.94	$ 11.94
Investor [Member]
Property, Plant and Equipment [Line Items]
Cash investments		$ 250,000		$ 250,000
Gen Three [Member]
Property, Plant and Equipment [Line Items]
Construction in progress impairment				$ 38,000